FINANCIAL RISK MANAGEMENT (Investments in Financial Assets - Credit Risk) (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,531,204	$ 1,691,263
Other Investments - Current and Non-Current
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,600,061	2,182,874
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	368,043	673,042
Deposit certificates and investment funds
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	368,043	636,104
Commercial papers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	2,258
Other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	34,680
Bonds and other fixed income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,231,789	1,499,130
U.S. government securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65,680	10,040
Non - U.S. government securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	851,519	1,201,842
Corporate securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	314,590	287,248
Other notes
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 229	$ 10,702